Income Taxes (Details)	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward
Startup/Organization Expenses	65,574
Total deferred tax asset	65,574
Valuation allowance	(65,574)
Deferred tax asset, net of allowance